Financial instruments - Noncontrolling interests subject to put provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 14,452,408
Net income	274,746	€ 276,072	€ 255,704
Ending balance	13,196,942	14,452,408
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	223,504	51,125	41,911
Purchase of noncontrolling interests	(32,764)	(25,826)	(24,760)
Changes in fair value of noncontrolling interests	(2,685)	613	(1,080)
Ending balance	205,792	223,504	51,125
Level 3 | Noncontrolling interests subject to put provisions | Fair Value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	1,007,733	791,075	551,045
Contributions to noncontrolling interests	(164,404)	(169,260)	(148,562)
Purchase of noncontrolling interests	(121,057)	(1,785)	(3,237)
Sale of noncontrolling interests	70,528	53,919	10,370
Contributions from noncontrolling interests	14,794	29,144	15,096
Expiration of put provisions and other reclassifications	(6,329)	(8,814)	4,692
Changes in fair value of noncontrolling interests	(20,012)	115,627	154,235
Net income	160,916	164,515	143,422
Foreign currency translation	(111,396)	33,312	64,014
Ending balance	€ 830,773	€ 1,007,733	€ 791,075